SEI INSTITUTIONAL INVESTMENTS TRUST

Large Cap Fund
Large Cap Disciplined Equity Fund
Small Cap Fund
Small Cap II Fund
Small/Mid Cap Equity Fund
(the "Funds")

Supplement Dated December 20, 2018
to the Prospectus dated September 30, 2018, as amended on October 2, 2018 and October 29,
2018

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Portfolio Management of the Large Cap Fund

In the Fund Summary for the Large Cap Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to AQR Capital Management, LLC and Fiera Capital Inc. is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Fred Alger Management, Inc	Patrick Kelly, CFA	Since 2018	Executive Vice President, Portfolio Manager and Head of Alger Capital Appreciation Strategy
	Dr. Ankur Crawford	Since 2018	Senior Vice President and Portfolio Manager
Schafer Cullen Capital Management	James Cullen	Since 2018	Chief Executive Officer & Portfolio Manager
	Jennifer Chang	Since 2018	Executive Director & Portfolio Manager

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Large Cap Fund," the text relating to AQR Capital Management, LLC and Fiera Capital Inc. is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Fred Alger Management, Inc.: Fred Alger Management, Inc (Fred Alger), located at 360 Park Avenue South, New York, New York 10010, serves as a Sub-Adviser to the Large Cap Fund. A team of investment professionals manages the portion of the Large Cap Fund's assets allocated to Fred Alger. Mr. Patrick Kelly has been employed by Fred Alger since 1999. Mr. Kelly has been a portfolio manager since 2004, an Executive Vice President since 2008, and the Head of Alger Capital Appreciation and Spectra Strategies since 2015. Dr. Ankur Crawford has been employed by Fred Alger since 2004. Dr. Crawford has been a portfolio manager and a Senior Vice President since 2010. Previously, Dr. Crawford served as a Vice President and an Analyst from 2007 to 2010 and a Senior Analyst from 2010 to 2016.

Schafer Cullen Capital Management: Schafer Cullen Capital Management (Schafer Cullen), located at 645 5th Avenue, Suite 1201, New York, NY 10022, serves as a Sub-Adviser to the Large Cap Fund. A team of investment professionals manages the portion of the Large Cap Fund's assets allocated to Schafer Cullen. James Cullen is the founder of Schafer Cullen and has been its Chief Executive Officer since December 1982. Jennifer Chang has worked at Schafer Cullen since 2006 working as Research Director prior to being promoted to Portfolio Manager in 2014.

Change in Portfolio Management of the Large Cap Disciplined Equity Fund

In the Fund Summary for the Large Cap Disciplined Equity Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to OppenheimerFunds, Inc.is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Coho Partners, Ltd.	Peter A. Thompson	Since 2018	Partner, CIO
	Brian L. Kramp, CFA	Since 2018	Partner, Portfolio Manager & Director of Research
	Christopher R. Leonard, CFA	Since 2018	Partner, Portfolio Manager & Investment Analyst
	Ruairi G. O'Neill, CFA	Since 2018	Partner, Portfolio Manager & Investment Analyst

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Large Cap Disciplined Equity Fund," the text relating to OppenheimerFunds, Inc.is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Coho Partners, Ltd.: Coho Partners, Ltd. (Coho), located at 300 Berwyn Park, 801 Cassatt Road, Suite 100, Berwyn, Pennsylvania 19312, serves as a Sub-Adviser to the Large Cap Disciplined Equity Fund. A team of investment professionals manages the portion of the Large Cap Disciplined Equity Fund's assets allocated to Coho. In 1999, Peter A. Thompson founded Coho where he is a Partner, the Chief Investment Officer and serves on the firm's Investment Committee and Board of Directors. Mr. Thompson is responsible for maintaining the firm's investment philosophy and process, portfolio management and company research. Mr. Thompson has 34 years of experience in the financial industry. Prior to forming Coho, Mr. Thompson spent 10 years with the investment-counseling firm of Cooke & Bieler, where he had a wide range of research and portfolio responsibilities. In addition to managing stand-alone portfolios, Mr. Thompson played an integral role in the development of three of the firm's mutual funds for which he was also a portfolio manager. In 1983, Mr. Thompson began his investment career with Kidder, Peabody & Company where he was involved in research and ultimately promoted to a position of oversight on the firm's Stock Selection and Investment Policy Committees. Mr. Thompson graduated from Princeton University with a Bachelor of Arts degree in Economics and from the University of Virginia's Colgate Darden School of Business Administration with an MBA. Brian L. Kramp, CFA, joined Coho in 2006, where he is a Partner, a Portfolio Manager and Director of Research. Mr. Kramp serves as the chairperson of the firm's weekly Investment Committee meeting and manages the quantitative screening process. He is also a member of the Board of Directors. In 1997, Mr. Kramp was employed by Morgan Stanley / Miller, Anderson & Sherrerd as a research analyst/portfolio manager. Mr. Kramp rose to the position of Executive Director and held significant responsibility for portfolio management, equity research and client service on the large cap core and value equity teams. In 1985, Mr. Kramp was an analyst/portfolio manager for Meridian Investment Company, where he managed or co-managed several equity funds along with enjoying client service responsibilities. He has 34 years of experience in the financial industry, beginning his investment career in 1983 as a financial advisor for a regional brokerage firm in Allentown, PA. Mr. Kramp graduated from Muhlenberg College with a Bachelor of Arts degree in Business Administration and Accounting. Christopher R. Leonard, CFA, joined Coho in 2012 and is a portfolio manager and Investment Analyst. In addition to these responsibilities, Mr. Leonard serves a member of the Investment Committee. Mr. Leonard has 21 years of experience in the financial industry. Prior to joining Coho, Mr. Leonard was Vice President at Santa Barbara Asset Management, an affiliate of Nuveen Investments, for five years. While at Santa Barbara, Mr. Leonard was responsible for coverage of the healthcare and consumer staples sectors and served as lead portfolio manager of the firm's mid-cap growth portfolio. Mr. Leonard previously worked at Chesapeake Partners, T. Rowe Price and Paine Webber. Mr. Leonard graduated with distinction from the University of Virginia receiving a Bachelor of Science degree in Commerce with a concentration in Finance. Ruairi G. O'Neill, CFA, joined Coho in 2014. Mr. O'Neill is a Partner, Portfolio Manager and Investment Analyst and serves on the Investment Committee. Mr. O'Neill has 24 years of experience in the financial industry. Prior to joining Coho, Mr. O'Neill was the Lead Portfolio Manager on the PNC Large Cap Dividend Focus strategy as well as a Senior Portfolio Manager on the PNC Core, Value and Growth strategies. While at PNC, from 1994 to 2014, Mr. O'Neill rose to the position of Senior Vice President where he initiated the Dividend Focus strategy and managed a team of analysts to ensure adherence to the investment process. In his previous role as Senior Equity Research Analyst, he was responsible for coverage of the healthcare, consumer staples, information technology and industrial sectors. Mr. O'Neill began his career at PFPC Worldwide (part of PNC) as an Investment Accounting Manager in 1994. Mr. O'Neill graduated from the National University of Ireland with a Bachelor of Commerce Degree in Accounting/Finance and received an MBA in Marketing from Saint Joseph's University.

Change in Portfolio Management of the Small Cap Fund

In the Fund Summary for the Small Cap Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to AQR Capital Management, LLC is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Martingale Asset Management LP	James M. Eysenbach, CFA	Since 2018	Executive Vice President & Chief Investment Officer

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Small Cap Fund," the text relating to AQR Capital Management, LLC is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Martingale Asset Management LP: Martingale Asset Management LP (Martingale), located at 888 Boylston Street, Suite 1400, Boston, MA 02199, serves as a Sub-Adviser to the Small Cap Fund. A team of investment professionals, led by Mr. James M. Eysenbach, CFA, Executive Vice President & Chief Investment Officer, manages the portion of the Small Cap Fund's assets allocated to Martingale. Mr. Eysenbach joined Martingale in 2004. Mr. Eysenbach began managing Martingale's allocated portion of the Fund's portfolio in December 2018.

Change in Portfolio Management of the Small Cap II Fund

In the Fund Summary for the Small Cap II Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to AQR Capital Management, LLC and Falcon Point Capital, LLC is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Copeland Capital Management, LLC	Mark W. Giovanniello, CFA	Since 2018	Chief Investment Officer, Principal and Portfolio Manager
	Eric C. Brown, CFA	Since 2018	Chief Executive Officer, Principal and Portfolio Manager
	David McGonigle, CFA	Since 2018	Portfolio Manager, Principal and Senior Research Analyst
	Jeffrey Walkenhorst, CFA	Since 2018	Portfolio Manager, Principal and Senior Research Analyst

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Small Cap II Fund," the text relating to AQR Capital Management, LLC and Falcon Point Capital, LLC is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Copeland Capital Management, LLC: Copeland Capital Management, LLC (Copeland), located at Eight Tower Bridge, 161 Washington Street, Suite 1325, Conshohocken, PA 19428, serves as a Sub-Adviser to the Small Cap II Fund. A team of investment professionals manages the portion of the Small Cap II Fund's assets allocated to Copeland. Mr. Mark Giovanniello, CFA, is the Chief Investment Officer, Principal and Portfolio Manager at Copeland. Mr. Giovanniello joined Copeland in 2009 and is a co-portfolio manager on all Domestic Strategies and the lead manager for the Mid Cap, Smid Cap, and Small Cap Strategies. Mr. Giovanniello holds a Bachelor of Science degree from the Carroll School of Management at Boston College. Mr. Giovanniello also holds the Chartered Financial Analyst (CFA) designation and is a member of the Philadelphia Security Analyst Society. Mr. Eric Brown, CFA, is the Chief Executive Officer, Principal and a Portfolio Manager at Copeland. Mr. Brown formed Copeland in 2005 and is responsible for research coverage of the Utilities and MLP sectors across all domestic portfolios. While founding Copeland, Mr. Brown developed a proprietary fundamental model to best evaluate dividend growth stocks. Mr. Brown holds a Bachelor of Arts in Political Science from Trinity College in Hartford, CT and also holds the Chartered Financial Analyst (CFA) designation. Mr. Brown is a member of the Boston Security Analysts Society and the American Mensa Society. Mr. David McGonigle, CFA, is a Senior Research Analyst, Principal and a Portfolio Manager at Copeland. Mr. McGonigle's primary coverage responsibilities are in the Consumer Discretionary, Financial and Industrial sectors across all domestic portfolios. Mr. McGonigle holds a Bachelor of Science in Business Administration, with a finance concentration, from the E. Claiborne Robins School of Business at the University of Richmond. Mr. McGonigle also holds the Chartered Financial Analyst (CFA) designation and is a member of the CFA Society of Philadelphia. Mr. Jeffrey Walkenhorst, CFA, is a Research Analyst, Principal and a Portfolio Manager at Copeland. Mr. Walkenhorst joined Copeland in 2011 and his primary coverage responsibilities are in the Consumer Staples, Real Estate, and Technology/Telecom sectors across all domestic portfolios. Mr. Walkenhorst holds a Bachelor of Arts degree in Economics from Stanford University. Mr. Walkenhorst also holds the Chartered Financial Analyst (CFA) designation and is a member of the New York Society of Security Analysts.

Change in Portfolio Management of the Small/Mid Cap Equity Fund

In the Fund Summary for the Small/Mid Cap Equity Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to AQR Capital Management, LLC, CastleArk Management LLC and Falcon Point Capital, LLC is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
361 Capital LLC	John R. Riddle, CFA	Since 2018	Chief Investment Officer and Portfolio Manager
	Mark F. Jaeger, CFA, CPA	Since 2018	Managing Director and Portfolio Manager
Copeland Capital Management, LLC	Mark W. Giovanniello, CFA	Since 2018	Chief Investment Officer, Principal and Portfolio Manager
	Eric C. Brown, CFA	Since 2018	Chief Executive Officer, Principal and Portfolio Manager
	David McGonigle, CFA	Since 2018	Portfolio Manager, Principal and Senior Research Analyst
	Jeffrey Walkenhorst, CFA	Since 2018	Portfolio Manager, Principal and Senior Research Analyst

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Small/Mid Cap Equity Fund," the text relating to AQR Capital Management, LLC, CastleArk Management LLC and Falcon Point Capital, LLC is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

361 Capital LLC: 361 Capital LLC (361 Capital), located at 4600 South Syracuse Street, Denver, CO 80237, serves as a Sub-Adviser to the Small/Mid Cap Equity Fund. A team of investment professionals manages the portion of the Small/Mid Cap Equity Fund's assets allocated to 361 Capital. John R. Riddle, CFA, is a Portfolio Manager and Chief Investment Officer of 361 Capital and is responsible for portfolio management, investment research and quantitative analysis. Mr. Riddle is an equity owner in 361 Capital. Previously, Mr. Riddle was a majority owner, one of the founding principals and a Managing Member of BRC Investment Management LLC, which was acquired by 361 Capital on October 31, 2016. At BRC Investment Management LLC, Mr. Riddle served as the Managing Principal and Chief Investment Officer from its inception in May of 2005 until its acquisition by 361 Capital. Mr. Riddle has over 36 years of investment management experience and previously held the positions of President and Chief Investment Officer at Duff & Phelps Investment Management Co.; Chief Executive Officer and Chief Investment Officer with Capital West Asset Management LLC; Director of Research and Portfolio Management with US West, Inc.; Portfolio Manager with GTE Investment Management, Inc.; and Senior Financial Analyst with GTE, Inc. Mr. Riddle received an MBA from the University of Connecticut and a Bachelor of Arts in Finance from the University of Hawaii. Mr. Riddle holds the designation of Chartered Financial Analyst and is a member of the Denver Society of Security Analysts and the CFA Institute. Mark F. Jaeger, CFA, CPA, is a Portfolio Manager and Managing Director at 361 Capital and is responsible for portfolio management, investment research and quantitative analysis. Mr. Jaeger is an equity owner in 361 Capital and holds a Bachelor of Science in Accounting from the University of Denver. Mr. Jaeger was a Managing Member, owner and a founding principal of BRC Investment Management LLC, which was acquired by 361 Capital in 2016. At BRC Investment Management LLC, he served as the Director of Quantitative Analysis and Chief Compliance Officer from its inception in May of 2005 until its acquisition by 361 Capital. Mr. Jaeger has over 31 years of investment management experience. Mr. Jaeger previously held the positions of Managing Director of Equities at Duff & Phelps Investment Management Co.; Controller of Mountain Division at Comcast; Executive Director at AT&T Broadband; Chief Financial Officer and Chief Investment Officer at Colorado Intergovernmental Risk Sharing Agency; and Auditor at Arthur Anderson & Co. Mr. Jaeger holds the designation of Chartered Financial Analyst and is a Certified Public Accountant. Mr. Jaeger is a member of the American Institute of Certified Public Accountants and the Colorado Society of Certified Public Accountants. Mr. Jaeger belongs to the CFA Institute.

Copeland Capital Management, LLC: Copeland Capital Management, LLC (Copeland), located at Eight Tower Bridge, 161 Washington Street, Suite 1325, Conshohocken, PA 19428, serves as a Sub-Adviser to the Small/Mid Cap Equity Fund. A team of investment professionals manages the portion of the Small/Mid Cap Equity Fund's assets allocated to Copeland. Mr. Mark Giovanniello, CFA, is the Chief Investment Officer, Principal and Portfolio Manager at Copeland. Mr. Giovanniello joined Copeland in 2009 and is a co-portfolio manager on all Domestic Strategies and the lead manager for the Mid Cap, Smid Cap and Small Cap Strategies. Mr. Giovanniello holds a Bachelor of Science degree from the Carroll School of Management at Boston College. Mr. Giovanniello also holds the Chartered Financial Analyst (CFA) designation and is a member of the Philadelphia Security Analyst Society. Mr. Eric Brown, CFA, is the Chief Executive Officer, Principal and a Portfolio Manager at Copeland. Mr. Brown formed Copeland in 2005 and is responsible for research coverage of the Utilities and MLP sectors across all domestic portfolios. While founding Copeland, Mr. Brown developed a proprietary fundamental model to best evaluate dividend growth stocks. Mr. Brown holds a Bachelor of Arts degree in Political Science from Trinity College in Hartford, CT and also holds the Chartered Financial Analyst (CFA) designation. Mr. Brown is a member of the Boston Security Analysts Society and the American Mensa Society. Mr. David McGonigle, CFA, is a Senior Research Analyst, Principal and a Portfolio Manager at Copeland. Mr. McGonigle's primary coverage responsibilities are in the Consumer Discretionary, Financial and Industrial sectors across all domestic portfolios. Mr. McGonigle holds a Bachelor of Science in Business Administration, with a finance concentration, from the E. Claiborne Robins School of Business at the University of Richmond. Mr. McGonigle also holds the Chartered Financial Analyst (CFA) designation and is a member of the CFA Society of Philadelphia. Mr. Jeffrey Walkenhorst, CFA, is a Research Analyst, Principal and a Portfolio Manager at Copeland. Mr. Walkenhorst joined Copeland in 2011 and his primary coverage responsibilities are in the Consumer Staples, Real Estate, and Technology/Telecom sectors across all domestic portfolios. Mr. Walkenhorst holds a Bachelor of Arts degree in Economics from Stanford University. Mr. Walkenhorst also holds the Chartered Financial Analyst (CFA) designation and is a member of the New York Society of Security Analysts.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1198 (12/18)

SEI INSTITUTIONAL INVESTMENTS TRUST

Large Cap Fund
Large Cap Disciplined Equity Fund
Small Cap Fund
Small Cap II Fund
Small/Mid Cap Equity Fund
(the "Funds")

Supplement Dated December 20, 2018
to the Statement of Additional Information ("SAI") dated September 30, 2018, as amended on
October 2, 2018 and October 29, 2018

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

Change in Portfolio Management of the Funds

On the cover page of the SAI, the references to "CastleArk Management LLC" and "OppenheimerFunds, Inc." are hereby deleted.

In addition, under the section titled "The Adviser and The Sub-Advisers," under the heading titled "The Sub-Advisers," the text relating to CastleArk Management LLC and OppenheimerFunds, Inc. is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

361 CAPITAL LLC—361 Capital LLC ("361 Capital") serves as a Sub-Adviser to a portion of the assets of the Small/Mid Cap Equity Fund. Founded in 2001, 361 Capital is an SEC registered investment adviser and provides investment advice to institutions and high-net-worth investors. As of September 30, 2018, 361 Capital's total assets under management were approximately $1.7 billion. 361 Capital is registered with the CFTC as a "commodity pool operator".

COPELAND CAPITAL MANAGEMENT, LLC—Copeland Capital Management, LLC ("Copeland") serves as a Sub-Adviser to a portion of the assets of the Small Cap II and Small/Mid Cap Equity Funds. Copeland was founded in 2005 and is 100% employee owned.

FRED ALGER MANAGEMENT, INC—Fred Alger Management, Inc ("Fred Alger") serves as a Sub-Adviser to a portion of the assets of the Large Cap Fund. Fred Alger has been in the business of providing investment advisory services since 1964 and as of September 30, 2018 had approximately $19.5 billion in mutual fund assets under management as well as $8.6 billion in other assets under management. Fred Alger is indirectly owned by Alger Associates, a financial services holding company. Alger Associates and, indirectly, Fred Alger, are controlled by Hilary M. Alger, Nicole D. Alger and Alexandra D. Alger, who own in the aggregate in excess of 99% of the voting rights of Alger Associates.

MARTINGALE ASSET MANAGEMENT LP—Martingale Asset Management LP ("Martingale") serves as a Sub-Adviser to a portion of the assets of the Small Cap Fund. Martingale is organized under the laws of the State of Delaware and is an independent, privately held investment adviser principally owned by its employees. Martingale is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

SCHAFER CULLEN CAPITAL MANAGEMENT—Schafer Cullen Capital Management ("Schafer Cullen") serves as a Sub-Adviser to a portion of the assets of the Large Cap Fund. Schafer Cullen is a registered investment adviser with the SEC and is based in New York, NY. Schafer Cullen is controlled by James Cullen, a co-founder of the firm who owns 51% of the shares issued and outstanding.

In addition, under the same heading, under the sub-heading titled "AQR Capital Management, LLC," the reference to "Large Cap, Large Cap Disciplined Equity, Small Cap, Small Cap II and Small/Mid Cap Equity Funds" is hereby deleted and replaced with "Large Cap Disciplined Equity Fund."

In addition, under the same heading, under the sub-heading titled "Coho Partners, Ltd.," the reference to "Large Cap Fund" is hereby deleted and replaced with "Large Cap and Large Cap Disciplined Equity Funds."

In addition, under the same heading, under the sub-heading titled "Falcon Point Capital, LLC," the reference to "Small Cap, Small Cap II and Small/Mid Cap Equity Funds" is hereby deleted and replaced with "Small Cap Fund."

In addition, under the same heading, under the sub-heading titled "Fiera Capital Inc.," the reference to "Large Cap and World Select Equity Funds" is hereby deleted and replaced with "World Select Equity Fund."

In addition, under the same section, under the heading titled "Portfolio Management," the following text is hereby added in the appropriate alphabetical order thereof:

361 Capital

Compensation. SIMC pays 361 Capital a fee based on the assets under management of the Small/Mid Cap Equity Fund as set forth in an investment sub-advisory agreement between 361 Capital and SIMC. 361 Capital pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Small/Mid Cap Equity Fund. The following information relates to the period ended September 30, 2018.

Each portfolio manager receives a fixed base salary from 361 Capital. In addition, each portfolio manager shares in the profitability of 361 Capital from his equity ownership of 361 Capital. The portfolio managers' compensation arrangements are not determined on the basis of specific funds or accounts managed.

Ownership of Fund Shares. As of September 30, 2018, 361 Capital's portfolio managers did not beneficially own any shares of the Small/Mid Cap Equity Fund.

Other Accounts. As of September 30, 2018, in addition to the Small/Mid Cap Equity Fund, 361 Capital's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
John R. Riddle, CFA	1	$33.4	1	$221.5	138	$212.8
Mark F. Jaeger, CFA, CPA	1	$33.4	1	$221.5	138	$212.8

None of the accounts listed above are subject to a performance-based advisory fee.

Conflicts of Interest. A conflict of interest may arise as a result of the portfolio manager being responsible for multiple accounts, including the Small/Mid Cap Equity Fund, which may have different investment guidelines and objectives. In addition to the Small/Mid Cap Equity Fund, these accounts may include accounts of registered investment companies, private pooled investment vehicles and other accounts. In particular, this conflict of interest may arise as a result of 361 Capital's management of the Small/Mid Cap Equity Fund and other accounts, which, in theory, may allow 361 Capital to allocate investment opportunities in a way that favors other accounts over the Small/Mid Cap Equity Fund. This conflict of interest may be exacerbated to the extent that 361 Capital or the portfolio manager receive, or expect to receive, greater compensation from their management of the other accounts than the Small/Mid Cap Equity Fund. 361 Capital (or its members, employees and affiliates) may give advice or take action with respect to the other accounts that differs from the advice given with respect to the Small/Mid Cap Equity Fund. To the extent a particular investment is suitable for both the Small/Mid Cap Equity Fund and the other accounts, such investments will be allocated between the Small/Mid Cap Equity Fund and the other accounts in a manner that 361 Capital determines is fair and equitable under the circumstances to all clients, including the Small/Mid Cap Equity Fund.

To address and manage these potential conflicts of interest, 361 Capital has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis.

Copeland

Compensation. SIMC pays Copeland a fee based on the assets under management of the Small Cap II and Small/Mid Cap Equity Funds as set forth in an investment sub-advisory agreement between Copeland and SIMC. Copeland pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Small Cap II and Small/Mid Cap Equity Funds. The following information relates to the period ended September 30, 2018.

There are three components used to evaluate our analysts and portfolio managers. Each of our portfolio managers also has sector specific research responsibilities so the process is the same for all. We begin by comparing their recommendations to their sector as a whole as well as to our dividend growth universe within each sector. Because our investment process is collaborative we also include the performance of each strategy to its respective benchmark and the performance of the firm as a whole in our evaluation of each analyst and portfolio manager. Every member of the investment team is compensated in three ways: 1) equity ownership of the firm; 2) base salary; and 3) bonuses related to performance of recommendations within each sector for each sector specific analyst, strategy performance relative to benchmarks for each lead Portfolio Manager and overall firm level performance for each of our strategies.

Bonus compensation can vary year-to-year but can represent 100% to 150% of base compensation on the high end. Equity units are issued on a more long-term basis and can vary greatly from year to year. Equity is granted with long-term vesting schedules. We are trying to encourage a culture of ownership and accountability. Our compensation structure is purposefully designed to allow outstanding performance to be rewarded, but also encourages a collaborative approach in that everyone has an interest in not just seeing their sector do well, but also the strategy and the firm as a whole.

Ownership of Fund Shares. As of September 30, 2018, Copeland's portfolio managers did not beneficially own any shares of the Small Cap II or Small/Mid Cap Equity Funds.

Other Accounts. As of September 30, 2018, in addition to the Small Cap II and Small/Mid Cap Equity Funds, Copeland's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Mark W. Giovanniello, CFA	3	$200.7	1		$4.65	1,425	$1,884.5
	0	$0	1	*	$4.65	0	$0
Eric C. Brown, CFA	3	$200.7	1		$4.65	1,425	$1,884.5
	0	$0	1	*	$4.65	0	$0
David McGonigle, CFA	3	$200.7	1		$4.65	1,425	$1,884.5
	0	$0	1	*	$4.65	0	$0
Jeffrey Walkenhorst, CFA	3	$200.7	1		$4.65	1,425	$1,884.5
	0	$0	1	*	$4.65	0	$0

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

Conflicts of Interest. The portfolio managers may manage numerous accounts for multiple clients. These accounts may include registered investment companies, other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). The portfolio managers make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio.

When the portfolio managers have responsibility for managing more than one account, potential conflicts of interest may arise. Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. For instance, Copeland may receive fees from certain accounts that are higher than the fee it receives from the Small Cap II and Small/Mid Cap Equity Funds, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Small Cap II and Small/Mid Cap Equity Funds. Copeland has adopted policies and procedures designed to address these potential material conflicts. For instance, Copeland utilizes a system for allocating investment opportunities among portfolios that is designed to provide a fair and equitable allocation.

The portfolio manager's compensation is based upon their ownership share of the profits, if any, of Copeland.

To address and manage these potential conflicts of interest, Copeland has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis.

Fred Alger

Compensation. SIMC pays Fred Alger a fee based on the assets under management of the Large Cap Fund as set forth in an investment sub-advisory agreement between Fred Alger and SIMC. Fred Alger pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Large Cap Fund. The following information relates to the period ended September 30, 2018:

A Fred Alger portfolio manager's compensation generally consists of salary and an annual bonus. In addition, portfolio managers are eligible for health and retirement benefits available to all Fred Alger employees, including a 401(k) plan sponsored by Fred Alger. A portfolio manager's base salary is typically a function of the portfolio manager's experience (with consideration given to type, investment style and size of investment portfolios previously managed), performance of his or her job responsibilities, and financial services industry peer comparisons. Base salary is generally a fixed amount that is subject to an annual review. The annual bonus is variable from year to year, and considers various factors, including:

•  the firm's overall financial results and profitability;

•  the firm's overall investment management performance;

•  current year's and prior years' pre-tax investment performance (both relative and absolute) of the portfolios for which the individual is responsible, based on the benchmark of each such portfolio;

•  qualitative assessment of an individual's performance with respect to the firm's investment process and standards; and

•  the individual's leadership contribution within the firm.

While the benchmarks and peer groups used in determining a portfolio manager's compensation may change from time to time, Fred Alger may refer to benchmarks, such as those provided by Russell Investments and Standard & Poor's, and peer groups, such as those provided by Lipper Inc. and Morningstar Inc. that are widely-recognized by the investment industry.

Fred Alger has implemented a long-term deferred compensation program ("LTDC") which gives key personnel the opportunity to have equity-like participation in the long-term growth and profitability of the firm. There is broad participation in the LTDC program amongst the investment professionals. The LTDC reinforces the portfolio managers' commitment to generating superior investment performance for the firm's clients. The awards are invested in Alger mutual funds and have a four year vesting schedule. The total award earned can increase or decrease with the firm's investment and earnings results over the four year period.

Additionally, the Alger Partners Plan provides key investment executives with phantom equity that allows participants pro-rata rights to growth in the firm's book value, dividend payments and participation in any significant corporate transactions (e.g. partial sale, initial public offering, merger, etc.). The firm does not have a limit on the overall percentage of the firm's value it will convey through this program. Further, participation in this program will be determined annually.

Ownership of Fund Shares. As of September 30, 2018, Fred Alger's portfolio managers did not beneficially own any shares of the Large Cap Fund.

Other Accounts. As of September 30, 2018, in addition to the Large Cap Fund, Fred Alger's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies			Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts		Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
Patrick Kelly, CFA	5		$14,569	7	$1,935	60		$3,458
	0		$0	0	$0	1		$188
Dr. Ankur Crawford	6		$14,581	8	$1,935	61		$3,458
	1	*	$12	0	$0	1	*	$188

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

Conflicts of Interest. A conflict of interest may arise as a result of the portfolio manager being responsible for multiple accounts, including the Large Cap Fund, which may have similar or different investment guidelines and objectives. In addition to the Large Cap Fund, these accounts may include accounts of registered investment companies, private pooled investment vehicles and other accounts. In particular, this conflict of interest may arise as a result of Fred Alger's management of the Large Cap Fund and other accounts, which, in theory, may allow Fred Alger to allocate investment opportunities in a way that favors other accounts over the Large Cap Fund. This conflict of interest may be exacerbated to the extent that Fred Alger or the portfolio manager receive, or expect to receive, greater compensation from their management of the other accounts (some of which receive both a management and incentive fee) than the Large Cap Fund. Fred Alger (or its members, employees and affiliates) may give advice or take action with respect to the other accounts that differs from the advice given with respect to the Large Cap Fund. To the extent a particular investment is suitable for both the Large Cap Fund and the other accounts, such investments will be allocated between the Large Cap Fund and the other accounts in a manner that Fred Alger determines is fair and equitable under the circumstances to all clients, including the Large Cap Fund.

If Fred Alger believes that the purchase or sale of a security is in the best interest of more than one client/proprietary account, it may (but is not obligated to) aggregate the orders to be sold or purchased to seek favorable execution or lower brokerage commissions, to the extent permitted by applicable laws and regulations. Aggregation of trades under this circumstance should, on average, decrease the costs of execution. In the event Fred Alger aggregates a trade for participating accounts, the method of allocation will generally be determined prior to the trade execution. Although no specific method of allocation of trades is expected to be used, allocations are generally pro rata and if not, will be designed so as not to systematically and consciously favor or disfavor any account in the allocation of investment opportunities. The accounts aggregated may include registered and unregistered investment companies, proprietary accounts, and separate accounts. Transaction costs will be shared by participants on a pro-rata basis according to their allocations.

Fred Alger is under common ownership with Fred Alger & Company, Incorporated, a registered broker-dealer. Fred Alger & Company, Incorporated may, to the extent permissible by relevant regulations and an account's guidelines, execute trades on behalf of certain accounts and retain commissions. Fred Alger may have an incentive to favor trading through Fred Alger & Company, Incorporated over selecting other brokers.

Commissions for the combination of execution and research services may be higher than for execution services alone. Fred Alger may pay higher commissions for receipt of brokerage and research services in connection with securities trades that are consistent with the "safe harbor" provisions of Section 28(e) of the Securities Exchange Act of 1934, as amended. This benefits Fred Alger because it does not have to pay for the research, products, or services. Such benefit gives Fred Alger an incentive to select a broker-dealer based on its interest in receiving the research, products, or services rather than on its clients' interest in receiving the most favorable execution.

To address and manage these potential conflicts of interest, Fred Alger has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis.

Martingale

Compensation. SIMC pays Martingale a fee based on the assets under management of the Small Cap Fund as set forth in an investment sub-advisory agreement between Martingale and SIMC. Martingale pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Small Cap Fund. The following information relates to the period ended September 30, 2018.

Investment professionals at Martingale are compensated with an annual base salary, as well as opportunities for an annual bonus related to firm-wide profit and individual performance. Martingale also offers employees a Simplified Employee Pension retirement plan and selective participation in the firm's profits through equity (partnership) ownership. Generous non-financial benefits are provided to all employees. Individual compensation packages are commensurate with past experience and current contributions to Martingale. Changes in salary or bonus for individual employees are based on traditional employee performance evaluation criteria. While there is no formulaic link between performance and compensation, this is an indirect link through partnership in that superior performance tends to improve firm profitability and, thus, partnership distributions over time.

Ownership of Fund Shares. As of September 30, 2018, Martingale's portfolio managers did not beneficially own any shares of the Small Cap Fund.

Other Accounts. As of September 30, 2018, in addition to the Small Cap Fund, Martingale's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
James M. Eysenbach, CFA	2	$685.04	8		$2,245.52	30		$5,751.83
	0	$0	2	*	$945.70	2	*	$489.57

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

Conflicts of Interest. The portfolio manager's management of other accounts may give rise to potential conflicts of interest in connection with the management of the Small Cap Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts include all other Martingale accounts. The other accounts might have similar investment objectives as the Small Cap Fund or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Small Cap Fund. While the portfolio manager's management of other accounts may give rise to the following potential conflicts of interest, Martingale does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, Martingale believes that it has designed policies and procedures to manage conflicts in an appropriate way.

A potential conflict of interest may arise as a result of the portfolio manager's day-to-day management of the Small Cap Fund. Because of the position with the Small Cap Fund, the portfolio manager knows the size, timing and possible market impact of Small Cap Fund trades. It is theoretically possible that the portfolio manager could use this information to the advantage of other accounts managed and to the possible detriment of the Small Cap Fund. However, Martingale has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Schafer Cullen

Compensation. SIMC pays Schafer Cullen a fee based on the assets under management of the Large Cap Fund as set forth in an investment sub-advisory agreement between Schafer Cullen and SIMC. Schafer Cullen pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Large Cap Fund. The following information relates to the period ended September 30, 2018.

James Cullen owns 51% of the equity of Schafer Cullen and 67.5% of Cullen Capital Management, LLC ("Cullen Capital"), an affiliated entity of Schafer Cullen. In his ownership capacity, Mr. Cullen shares commensurately in the profits and losses of both firms. Mr. Cullen also receives a fixed base salary from Schafer Cullen and participates in its 401(k) / Profit Sharing Plan.

Jennifer Chang does not own any portion of the voting equity of Schafer Cullen or Cullen Capital and receives a fixed salary and bonus from Schafer Cullen. Bonus amounts are determined by the overall profitability of Schafer Cullen and are not directly related to the performance of any one fund or product. Ms. Chang also participates in Schafer Cullen's 401(k) / Profit Sharing plan.

Ownership of Fund Shares. As of September 30, 2018, Schafer Cullen's portfolio managers did not beneficially own any shares of the Large Cap Fund.

Other Accounts. As of September 30, 2018, in addition to the Large Cap Fund, Schafer Cullen's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
James Cullen	8	$3,483	5		$687	11,690		$17,544
	0	$0	1	*	$16	0	*	$0
Jennifer Chang	5	$2,823	2		$586	5,775		$11,732
	0	$0	0		$0	0		$0

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

Conflicts of Interest. A conflict of interest may arise as a result of the portfolio manager being responsible for multiple accounts, including the Large Cap Fund, which may have similar or different investment guidelines and objectives. In addition to the Large Cap Fund, these accounts may include accounts of registered investment companies, private pooled investment vehicles and other accounts. In particular, this conflict of interest may arise as a result of Schafer Cullen's management of the Large Cap Fund and other accounts, which, in theory, may allow Schafer Cullen to allocate investment opportunities in a way that favors other accounts over the Large Cap Fund. This conflict of interest may be exacerbated to the extent that Schafer Cullen or the portfolio manager receive, or expect to receive, greater compensation from their management of the other accounts (some of which receive both a management and incentive fee) than the Large Cap Fund. Schafer Cullen (or its members, employees and affiliates) may give advice or take action with respect to the other accounts that differs from the advice given with respect to the Large Cap Fund. To the extent a particular investment is suitable for both the Large Cap Fund and the other accounts, such investments will be allocated between the Large Cap Fund and the other accounts in a manner that Schafer Cullen determines is fair and equitable under the circumstances to all clients, including the Large Cap Fund.

To address and manage these potential conflicts of interest, Schafer Cullen has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis.

In addition, under the same heading, under the sub-heading titled "Coho," the paragraphs thereunder are hereby deleted and replaced with the following:

Coho

Compensation. SIMC pays Coho a fee based on the assets under management of the Large Cap and Large Cap Disciplined Equity Funds as set forth in an investment sub-advisory agreement between Coho and SIMC. Coho pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Large Cap and Large Cap Disciplined Equity Funds. Coho's investment professionals receive a fair salary. Bonuses, when issued, are determined based on the overall performance of the firm. No compensation is paid based on the pre-tax or after-tax performance of any single account or group of accounts. The following information relates to the period ended September 30, 2018.

Ownership of Fund Shares. As of September 30, 2018, Coho's portfolio managers did not beneficially own any shares of the Large Cap or Large Cap Disciplined Equity Funds.

Other Accounts. As of September 30, 2018, in addition to the Large Cap and Large Cap Disciplined Equity Funds, Coho's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager*	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Peter A. Thompson	1	$588.8	8	$1,023.4	836	$2,623.7
Brian L. Kramp, CFA	1	$588.8	8	$1,023.4	836	$2,623.7
Christopher R. Leonard, CFA	1	$588.8	8	$1,023.4	836	$2,623.7
Ruairi G. O'Neill, CFA	1	$588.8	8	$1,023.4	836	$2,623.7

*  Peter Thompson, Brian Kramp, Christopher Leonard and Ruairi O'Neill serve as the portfolio managers for the Large Cap and Large Cap Disciplined Equity Funds. Coho utilizes a team approach in terms of the research and portfolio management of all assets under management at the firm. Coho believes that the team approach serves to enhance the rigor of the investment research and portfolio management effort while also providing for an overlap in coverage responsibilities and continuity of the investment approach. Coho's assets include $4.7 billion across 1,097 accounts and 180 relationships as of September 30, 2018.

Conflicts of Interest. A conflict of interest may arise as a result of a portfolio manager being responsible for multiple accounts, including the Large Cap and Large Cap Disciplined Equity Funds, which may have different investment guidelines and objectives. In addition to the Large Cap and Large Cap Disciplined Equity Funds, these accounts may include other mutual funds managed on an advisory or sub-advisory basis, separate accounts and collective trust accounts. An investment opportunity may be suitable for the Large Cap and Large Cap Disciplined Equity Funds as well as for any of the other managed accounts. However, the investment may not be available in sufficient quantity for all of the accounts to participate fully. In addition, there may be limited opportunity to sell an investment held by the Large Cap and Large Cap Disciplined Equity Funds and the other accounts. The other accounts may have similar investment objectives or strategies as the Large Cap and Large Cap Disciplined Equity Funds, may track the same benchmarks or indexes as the Large Cap and Large Cap Disciplined Equity Funds tracks and may sell securities that are eligible to be held, sold or purchased by the Large Cap and Large Cap Disciplined Equity Funds. A portfolio manager may be responsible for accounts that have different advisory fee schedules, which may create the incentive for the portfolio manager to favor one account over another in terms of access to investment opportunities. A portfolio manager may also manage accounts whose investment objectives and policies differ from those of the Large Cap and Large Cap Disciplined Equity Funds, which may cause the portfolio manager to effect trading in one account that may have an adverse effect on the value of the holdings within another account, including the Large Cap and Large Cap Disciplined Equity Funds. To address and manage these potential conflicts of interest, Coho has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis. Such policies and procedures include, but are not limited to, trade allocation and trade aggregation policies, portfolio manager assignment practices and oversight by investment management and the Compliance team.

In addition, under the same heading, under the sub-heading titled "AQR," all references to the "Large Cap, Large Cap Disciplined Equity, Small Cap, Small Cap II and Small/Mid Cap Equity Funds" are replaced with "Large Cap Disciplined Equity Fund."

In addition, under the same heading, under the sub-heading titled "Falcon Point Capital, LLC," all references to the "Small Cap, Small Cap II and Small/Mid Cap Equity Funds" are replaced with "Small Cap Fund."

In addition, under the same heading, under the sub-heading titled "Fiera," all references to the "Large Cap and World Select Equity Funds" are replaced with "World Select Equity Fund."

In addition, under the same heading, the sub-headings titled "CastleArk Management LLC" and "OppenheimerFunds, Inc." and the paragraphs thereunder are hereby deleted.

There are no other changes to the portfolio management of the Funds.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1199 (12/18)